Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses
General and administrative	$ 16,564	$ 15,373	$ 107,246	$ 68,552	$ 80,289	$ 256,514
Professional fees	123,265	42,512	1,795,560	103,419	268,620	274,095
Market and regulation costs	39,142	51,810	72,164	51,810	132,221
Compensation	187,090	129,386	532,413	391,107	396,321	422,014
Amortization and depreciation	95,172	70,524	285,867	212,436	283,295	273,951
Research and development	188,834	91,518	452,222	319,065	106,378	496,894
Total Operating Expenses	650,067	401,123	3,245,472	1,146,389	1,267,124	1,723,468
Operating loss	(650,067)	(401,123)	(3,245,472)	(1,146,389)	(1,267,124)	(1,715,361)
Other income (expense)
Other income		70,155		70,155	209,727
Interest income	457		1,083	3,205	4,562	733
Gain on debt settlement			5,000
Loss on disposal of fixed asset		(1,725)		(4,711)	(5,234)
Interest expense	(28,630)	(18,777)	(36,434)	(39,254)	(43,342)	(210,419)
Foreign currency transaction loss	(38,138)	(4,092)	(51,952)	(4,311)	(5,878)	(7,618)
Total other income (expense)	(66,311)	45,561	(82,303)	25,084	135,315	(217,304)
Net loss before income tax	(716,378)	(355,562)	(3,327,775)	(1,121,305)	(1,131,809)	(1,932,665)
Provision for income tax
Net loss	(716,378)	(355,562)	(3,327,775)	(1,121,305)	(1,131,809)	(1,932,665)
Other comprehensive income (loss)
Foreign currency translation gain (loss)	6,857	15,422	34,210	(77,515)	(31,054)	342,865
Total other comprehensive income (loss)	6,857	15,422	34,210	(77,515)	(31,054)	342,865
Net comprehensive loss	$ (709,521)	$ (340,140)	$ (3,293,565)	$ (1,198,820)	$ (1,162,863)	$ (1,589,800)
Net loss per common share, basic and diluted	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding, basic and diluted	140,102,076	128,498,130	136,790,307	128,194,427	129,096,608	114,794,614
Revenue						$ 12,364
Cost of Sales						(4,257)
Gross Profit						8,107
Impairment of intangible asset					(9,171)
Unrealized loss on investment					$ (15,349)